Segments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

For the Half Year to

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2022	£m	£m	£m	£m	£m
Net interest income	1,784	92	242	2	2,120
Non-interest income	116	101	69	(16)	270
Total operating income	1,900	193	311	(14)	2,390
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(831)	(73)	(181)	(87)	(1,172)
Credit impairment (losses)/write-backs	(126)	(13)	19	2	(118)
Provisions for other liabilities and charges	(101)	—	(2)	(15)	(118)
Total operating credit impairment (losses)/write-backs, provisions and charges	(227)	(13)	17	(13)	(236)
Profit/(loss) from continuing operations before tax	842	107	147	(114)	982

Revenue from external customers	2,033	243	318	(204)	2,390
Inter-segment revenue	(133)	(50)	(7)	190	—
Total operating income	1,900	193	311	(14)	2,390

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	218	—	29	—	247
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	46	—	—	—	46
–Non-banking and other fees(2)	4	8	36	5	53
Total fee and commission income	299	8	65	5	377
Fee and commission expense	(191)	—	(11)	(7)	(209)
Net fee and commission income/(expense)	108	8	54	(2)	168

Customer loans	189,318	5,129	17,358	1,711	213,516
Total assets(3)	196,505	9,652	17,358	60,802	284,317
Of which assets held for sale	—	—	—	49	49
Customer deposits	154,759	—	25,305	3,940	184,004
Total liabilities	155,199	1,153	25,326	86,966	268,644
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking(4)	Consumer Finance(4)	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	1,602	135	202	—	(34)	1,905
Non-interest income	109	77	51	—	49	286
Total operating income	1,711	212	253	—	15	2,191
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(858)	(90)	(181)	—	(199)	(1,328)
Credit impairment (losses)/write-backs	28	20	23	—	(1)	70
Provisions for other liabilities and charges	(67)	—	(5)	—	(118)	(190)
Total operating credit impairment (losses)/write-backs, provisions and charges	(39)	20	18	—	(119)	(120)
Profit/(loss) from continuing operations before tax	814	142	90	—	(303)	743

Revenue from external customers	1,939	255	272	—	(275)	2,191
Inter-segment revenue	(228)	(43)	(19)	—	290	—
Total operating income/(expense)	1,711	212	253	—	15	2,191

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	172	—	23	—	—	195
–Insurance, protection and investments	32	—	—	—	—	32
–Credit cards	37	—	—	—	—	37
–Non-banking and other fees(2)	1	4	29	—	7	41
Total fee and commission income	242	4	52	—	7	305
Fee and commission expense	(136)	—	(10)	—	(8)	(154)
Net fee and commission income	106	4	42	—	(1)	151

31 December 2021
Customer loans	183,023	4,984	16,997	—	2,284	207,288
Total assets(3)	190,629	8,873	16,997	—	70,599	287,098
Customer deposits	156,991	—	25,597	—	3,627	186,215
Total liabilities	157,622	1,173	25,613	—	86,588	270,996
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.
(4)Restated to reflect the resegmentation of the Retail Banking segment into the Retail Banking and Consumer Finance segments described above, and a refinement of our fee and commission income disaggregation.